BORROWINGS - Long term borrowings (Details)	1 Months Ended		12 Months Ended							36 Months Ended
	Mar. 31, 2025 CNY (¥)	Feb. 28, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Aug. 31, 2023 CNY (¥)	Apr. 30, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)	Aug. 31, 2022 CNY (¥)	May 31, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Feb. 28, 2019 CNY (¥)
Debt instrument
Amount repaid | $			$ 8,342,510		$ 13,506,221		$ 4,353,588
Current portion of long-term borrowings | $			$ 12,923,599		$ 4,161,549
Borrowings from Shanghai Pudong Development Bank Co., Ltd., one
Debt instrument
Amount borrowed																						¥ 7,500,000
Term of the debt																						3 years
Interest rate (as a percent)																						5.46%
Amount repaid								¥ 2,500,000		¥ 5,000,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., two
Debt instrument
Amount borrowed																					¥ 6,000,000
Term of the debt																					3 years
Interest rate (as a percent)																					5.23%
Amount repaid								2,000,000		¥ 4,000,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., three
Debt instrument
Amount borrowed																				¥ 16,500,000
Term of the debt																				3 years
Interest rate (as a percent)																				4.27%
Amount repaid						¥ 11,000,000		3,850,000	¥ 1,650,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., four
Debt instrument
Amount borrowed																			¥ 8,500,000
Term of the debt																			3 years
Interest rate (as a percent)																			4.05%
Amount repaid				¥ 7,225,000		850,000		425,000
Current portion of long-term borrowings												¥ 7,225,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., Five
Debt instrument
Amount borrowed																		¥ 20,000,000
Term of the debt																		3 years
Interest rate (as a percent)																		4.00%
Amount repaid				9,500,000		1,500,000		¥ 500,000
Current portion of long-term borrowings											¥ 8,500,000	9,500,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., Six
Debt instrument
Amount borrowed																	¥ 20,000,000
Term of the debt																	3 years
Interest rate (as a percent)																	4.00%
Amount repaid				2,000,000		1,000,000
Current portion of long-term borrowings											17,000,000	2,000,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., Six | Subsequent Event
Debt instrument
Amount repaid		¥ 8,500,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., Seven
Debt instrument
Amount borrowed																¥ 10,000,000
Term of the debt																3 years
Interest rate (as a percent)																4.00%
Amount repaid				1,000,000		500,000
Current portion of long-term borrowings											8,500,000	1,000,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., Eight
Debt instrument
Amount borrowed															¥ 7,000,000
Term of the debt															3 years
Interest rate (as a percent)															3.90%
Amount repaid				550,000		150,000
Current portion of long-term borrowings											3,300,000	550,000
Borrowings from Agricultural Bank of China Limited One
Debt instrument
Amount borrowed																		¥ 30,000,000
Term of the debt																		3 years
Interest rate (as a percent)																		4.00%
Amount repaid				5,000,000		3,000,000
Current portion of long-term borrowings											22,000,000	5,000,000
Borrowings from Agricultural Bank of China Limited Two
Debt instrument
Amount borrowed																	¥ 9,900,000
Term of the debt																	3 years
Interest rate (as a percent)																	4.00%
Amount repaid				2,000,000		1,000,000
Current portion of long-term borrowings											6,900,000	2,000,000
Borrowings from Agricultural Bank of China Limited Three
Debt instrument
Amount borrowed																¥ 9,900,000
Term of the debt																3 years
Interest rate (as a percent)																4.00%
Amount repaid				2,000,000		¥ 1,000,000
Current portion of long-term borrowings											6,900,000	2,000,000
Borrowings From Bank of Jiangsu Co., Ltd One
Debt instrument
Amount borrowed														¥ 10,000,000
Term of the debt														18 months
Interest rate (as a percent)														3.80%
Amount repaid				100,000
Current portion of long-term borrowings											9,900,000	100,000
Borrowings From Bank of Jiangsu Co., Ltd One | Subsequent Event
Debt instrument
Amount repaid		¥ 9,900,000
Borrowings From Bank of Jiangsu Co., Ltd Two
Debt instrument
Amount borrowed													¥ 10,000,000
Term of the debt													18 months
Interest rate (as a percent)													3.80%
Amount repaid				¥ 100,000
Current portion of long-term borrowings											¥ 9,900,000	¥ 100,000
Borrowings From Bank of Jiangsu Co., Ltd Two | Subsequent Event
Debt instrument
Amount repaid	¥ 9,900,000